This is filed pursuant to Rule 497(c).
File Nos. 33-18647 and 811-05398.

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
               - ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO

                           1345 Avenue of the Americas
                               New York, New York
                            Toll Free (800) 221-5672

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2007

     This Statement of Additional Information (the "SAI") relates to the acquisition (the "Acquisition") of all of the assets and liabilities of AllianceBernstein International Research Growth Portfolio ("International Research Growth"), a series of AllianceBernstein Variable Products Series Fund, Inc. ("AVP"), by AllianceBernstein International Growth Portfolio ("International"), another series of AVP. Each of International Research Growth and International is sometimes referred to as a "Portfolio" and together, the "Portfolios".

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus dated November 1, 2007 (the "Prospectus") of International which relates to the Acquisition. As described in the Prospectus, the Acquisition would involve the transfer of all the assets of International Research Growth in exchange for shares of International and the assumption by International of all the liabilities of International Research Growth. International Research Growth would distribute the International shares it receives to its shareholders in complete liquidation of International Research Growth. International will be the survivor for accounting purposes.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by writing to International Research Growth at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                           Page
ADDITIONAL INFORMATION ABOUT INTERNATIONAL AND INTERNATIONAL RESEARCH
GROWTH

FINANCIAL STATEMENTS

Additional Information about International and International Research Growth

     Further information about International and International Research Growth is contained in their Statements of Additional Information each dated May 1, 2007, which are incorporated herein by reference and available upon request and without charge by writing to International Research Growth at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2006, of International which report contains historical financial information regarding International, has been filed with the SEC and is incorporated herein by reference. International's Semi-Annual Report dated June 30, 2007 is also incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2006, of International Research Growth, which report contains historical financial information regarding International Research Growth, has been filed with the SEC and is incorporated herein by reference. International Research Growth's Semi-Annual Report dated June 30, 2007 is also incorporated herein by reference.

     The following represents the pro forma financial information. The pro forma financial statements give effect to the Acquisition of the assets and liabilities of International Research Growth by International in exchange for shares of International pursuant to the Plan of Acquisition and Liquidation. International's unaudited pro forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period July 1, 2006 - June 30, 2007.

                                    PRO FORMA

                                ALLIANCEBERNSTEIN
                       VARIABLE PRODUCTS SERIES FUND, INC.

                              FINANCIAL STATEMENTS

                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO

            ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH PORTFOLIO

                                November 1, 2007

(unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND
INTERNATIONAL GROWTH PORTFOLIO                      AllianceBernstein Variable Products Series Fund - International Growth Portfolio
June 30, 2007 (unaudited)                  AllianceBernstein Variable Products Series Fund - International Research Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

                                         AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                         Variable Products   Variable Products   Variable Products   Variable Products
                                            Series Fund         Series Fund         Series Fund         Series Fund
                                           International       International       International       International
                                              Growth              Growth          Research Growth     Research Growth
                                             Portfolio           Portfolio           Portfolio           Portfolio
Company                                       Shares          (U.S. $ Value)          Shares          (U.S. $ Value)     Adjustments
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
FINANCIALS - 27.6%
CAPITAL MARKETS - 10.0%
3i Group PLC                                    56,766          $ 1,321,377                -0-         $        -0-       $     -0-
BlueBay Asset Management/United
   Kingdom (a)                                     -0-                  -0-             59,876              591,734             -0-
Credit Suisse Group                             43,820            3,110,829             43,257            3,070,861             -0-
Macquarie Bank Ltd.                             21,694            1,558,176             30,599            2,197,781             -0-
Man Group PLC                                      -0-                  -0-             80,333              977,164             -0-
Nomura Holdings, Inc.                          127,600            2,478,421             43,800              850,743             -0-
Partners Group                                     -0-                  -0-              7,553            1,013,473             -0-
UBS AG (Swiss Virt-X)                           28,895            1,728,046             40,836            2,442,169             -0-
                                                                -----------                            ------------       ---------
                                                                 10,196,849                              11,143,925             -0-
                                                                -----------                            ------------       ---------
COMMERCIAL BANKS - 14.4%
Allied Irish Banks PLC                          38,326            1,046,949             24,358              665,618             -0-
Anglo Irish Bank Corp. PLC (Dublin)             55,731            1,143,793                -0-                  -0-             -0-
Anglo Irish Bank Corp. PLC (London
   Exchange)                                       -0-                  -0-             45,102              917,201             -0-
Banco Bilbao Vizcaya Argentaria, SA             87,252            2,133,739             28,317              692,489             -0-
Banco Santander Chile, SA (ADR)                  6,300              312,102                -0-                  -0-             -0-
Bank Central Asia Tbk PT                       995,500              600,281                -0-                  -0-             -0-
Bank Hapoalim BM                               120,758              588,321                -0-                  -0-             -0-
Bank Mandiri Persero Tbk PT                        -0-                  -0-          1,479,500              511,478             -0-
BNP Paribas, SA                                 15,702            1,865,140              5,018              596,056             -0-
China Construction Bank Corp.-Class H              -0-                  -0-          1,453,000              999,152             -0-
Commerzbank AG                                  20,805              992,309                -0-                  -0-             -0-
Industrial & Commercial Bank of
   China, Ltd.-Class H                       2,692,000            1,496,369          1,459,000              810,996             -0-
Investimentos Itau, SA                         367,162            2,282,153             88,455              549,806             -0-
Kookmin Bank (ADR)                              14,308            1,255,098                -0-                  -0-             -0-
Malayan Banking Bhd                            246,100              855,224            216,400              752,013             -0-
Mitsubishi UFJ Financial Group, Inc.               202            2,226,179                -0-                  -0-             -0-
Standard Chartered                                 -0-                  -0-             38,798            1,265,489             -0-
Turkiye Is Bankasi-Class C                     207,668              964,953            103,535              481,086             -0-
UniCredito Italiano SpA                        323,500            2,889,374            180,873            1,615,486             -0-
VTB Bank OJSC (GDR) (a)(b)                      10,500              115,290                -0-                  -0-             -0-
                                                                -----------                            ------------       ---------
                                                                 20,767,274                               9,856,870             -0-
                                                                -----------                            ------------       ----------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Deutsche Boerse AG                                 -0-                  -0-              3,316              372,320             -0-
FirstRand Ltd.                                 383,559            1,219,265                -0-                  -0-             -0-
IG Group Holdings PLC                              -0-                  -0-             72,801              429,800             -0-
ING Groep NV                                    25,557            1,124,861                -0-                  -0-             -0-
                                                                -----------                            ------------       ---------
                                                                  2,344,126                                 802,120             -0-
                                                                -----------                            ------------       ---------
INSURANCE - 1.7%
Prudential PLC                                   1,085               15,444                -0-                  -0-             -0-
QBE Insurance Group Ltd.                           -0-                  -0-             62,073            1,637,796             -0-
Swiss Reinsurance                               14,923            1,360,979              7,496              683,636             -0-
                                                                -----------                            ------------       ---------
                                                                  1,376,423                               2,321,432             -0-
                                                                -----------                            ------------       ---------
                                                                 34,684,672                              24,124,347             -0-
                                                                -----------                            ------------       ---------
CONSUMER DISCRETIONARY - 12.0%
AUTO COMPONENTS - 0.8%
Denso Corp.                                     27,700            1,083,365             13,500              527,994             -0-
                                                                -----------                            ------------       ---------

AUTOMOBILES - 2.5%
Fiat SpA                                        85,545            2,511,230             45,887            1,362,976             -0-
Suzuki Motor Corp.                              37,100            1,053,566             15,000              425,970             -0-
                                                                -----------                            ------------       ---------
                                                                  3,564,796                               1,788,946             -0-
                                                                -----------                            ------------       ---------
HOTELS, RESTAURANTS & LEISURE - 2.0%
Accor, SA                                       18,507            1,636,033              7,347              649,481             -0-
OPAP, SA                                        30,727            1,085,686                -0-                  -0-             -0-
Punch Taverns PLC                                  -0-                  -0-             35,983              882,785             -0-
                                                                -----------                            ------------       ---------
                                                                  2,721,719                               1,532,266             -0-
                                                                -----------                            ------------       ---------
HOUSEHOLD DURABLES - 1.3%
Daiwa House Industry Co. Ltd.                   37,000              528,840                -0-                  -0-             -0-
Gafisa, SA (ADR) (a)                               -0-                  -0-              6,800              212,160             -0-
Sony Corp.                                      12,700              651,914              6,600              338,790             -0-
Urbi Desarrollos Urbanos, SA de C.V. (a)       149,800              689,827             72,100              332,019             -0-
                                                                -----------                            ------------       ---------
                                                                  1,870,581                                 882,969             -0-
                                                                -----------                            ------------       ---------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Largan Precision Co., Ltd.                         -0-                  -0-             37,000              518,372             -0-
                                                                -----------                            ------------       ---------

MEDIA - 3.4%
Eutelsat Communications                         16,110              391,696             14,804              359,942             -0-
Grupo Televisa, SA (ADR)                        30,900              853,149             21,300              588,093             -0-
Naspers Ltd.-Class N                            43,353            1,113,842                -0-                  -0-             -0-
Pearson PLC                                        -0-                  -0-             28,880              486,490             -0-
Premiere AG (a)                                    -0-                  -0-             20,035              479,320             -0-
SES Global -FDR                                 27,855              601,541                -0-                  -0-             -0-
Societe Television Francaise 1                  27,255              942,039                -0-                  -0-             -0-
WPP Group PLC                                   62,895              940,687             34,906              522,071             -0-
                                                                -----------                            ------------       ---------
                                                                  4,842,954                               2,435,916             -0-
                                                                -----------                            ------------       ---------
MULTILINE RETAIL - 0.5%
Lotte Shopping Co. Ltd.                          2,765            1,077,158                -0-                  -0-             -0-
                                                                -----------                            ------------       ---------
(TABLE CONTINUED)
PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND
INTERNATIONAL GROWTH PORTFOLIO                      AllianceBernstein Variable Products Series Fund - International Growth Portfolio
June 30, 2007 (unaudited)                  AllianceBernstein Variable Products Series Fund - International Research Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Pro Forma           Pro Forma
                                                             AllianceBernstein   AllianceBernstein
                                                             Variable Products   Variable Products
                                                                Series Fund         Series Fund
                                                               International       International
                                                                  Growth              Growth
                                                                 Portfolio           Portfolio
Company                                                           Shares          (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
FINANCIALS - 27.6%
CAPITAL MARKETS - 10.0%
3i Group PLC                                                         56,766        $  1,321,377
BlueBay Asset Management/United
   Kingdom (a)                                                       59,876             591,734
Credit Suisse Group                                                  87,077           6,181,690
Macquarie Bank Ltd.                                                  52,293           3,755,957
Man Group PLC                                                        80,333             977,164
Nomura Holdings, Inc.                                               171,400           3,329,164
Partners Group                                                        7,553           1,013,473
UBS AG (Swiss Virt-X)                                                69,731           4,170,215
                                                                                   ------------
                                                                                     21,340,774
                                                                                   ------------
COMMERCIAL BANKS - 14.4%
Allied Irish Banks PLC                                               62,684           1,712,567
Anglo Irish Bank Corp. PLC (Dublin)                                  55,731           1,143,793
Anglo Irish Bank Corp. PLC (London
   Exchange)                                                         45,102             917,201
Banco Bilbao Vizcaya Argentaria, SA                                 115,569           2,826,228
Banco Santander Chile, SA (ADR)                                       6,300             312,102
Bank Central Asia Tbk PT                                            995,500             600,281
Bank Hapoalim BM                                                    120,758             588,321
Bank Mandiri Persero Tbk PT                                       1,479,500             511,478
BNP Paribas, SA                                                      20,720           2,461,196
China Construction Bank Corp.-Class H                             1,453,000             999,152
Commerzbank AG                                                       20,805             992,309
Industrial & Commercial Bank of
   China, Ltd.-Class H                                            4,151,000           2,307,365
Investimentos Itau, SA                                              455,617           2,831,959
Kookmin Bank (ADR)                                                   14,308           1,255,098
Malayan Banking Bhd                                                 462,500           1,607,237
Mitsubishi UFJ Financial Group, Inc.                                    202           2,226,179
Standard Chartered                                                   38,798           1,265,489
Turkiye Is Bankasi-Class C                                          311,203           1,446,039
UniCredito Italiano SpA                                             504,373           4,504,860
VTB Bank OJSC (GDR) (a)(b)                                           10,500             115,290
                                                                                   ------------
                                                                                     30,624,144
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Deutsche Boerse AG                                                    3,316             372,320
FirstRand Ltd.                                                      383,559           1,219,265
IG Group Holdings PLC                                                72,801             429,800
ING Groep NV                                                         25,557           1,124,861
                                                                                   ------------
                                                                                      3,146,246
                                                                                   ------------
INSURANCE - 1.7%
Prudential PLC                                                        1,085              15,444
QBE Insurance Group Ltd.                                             62,073           1,637,796
Swiss Reinsurance                                                    22,419           2,044,615
                                                                                   ------------
                                                                                      3,697,855
                                                                                   ------------
                                                                                     58,809,019
                                                                                   ------------
CONSUMER DISCRETIONARY - 12.0%
AUTO COMPONENTS - 0.8%
Denso Corp.                                                          41,200           1,611,359
                                                                                   ------------

AUTOMOBILES - 2.5%
Fiat SpA                                                            130,432           3,874,206
Suzuki Motor Corp.                                                   52,100           1,479,536
                                                                                   ------------
                                                                                      5,353,742
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
Accor, SA                                                            25,854           2,285,514
OPAP, SA                                                             30,727           1,085,686
Punch Taverns PLC                                                    35,983             882,785
                                                                                   ------------
                                                                                      4,253,985
                                                                                   ------------
HOUSEHOLD DURABLES - 1.3%
Daiwa House Industry Co. Ltd.                                        37,000             528,840
Gafisa, SA (ADR) (a)                                                  6,800             212,160
Sony Corp.                                                           19,300             990,704
Urbi Desarrollos Urbanos, SA de C.V. (a)                            221,900           1,021,846
                                                                                   ------------
                                                                                      2,753,550
                                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Largan Precision Co., Ltd.                                           37,000             518,372
                                                                                   ------------

MEDIA - 3.4%
Eutelsat Communications                                              30,914             751,638
Grupo Televisa, SA (ADR)                                             52,200           1,441,242
Naspers Ltd.-Class N                                                 43,353           1,113,842
Pearson PLC                                                          28,880             486,490
Premiere AG (a)                                                      20,035             479,320
SES Global -FDR                                                      27,855             601,541
Societe Television Francaise 1                                       27,255             942,039
WPP Group PLC                                                        97,801           1,462,758
                                                                                   ------------
                                                                                      7,278,870
                                                                                   ------------
MULTILINE RETAIL - 0.5%
Lotte Shopping Co. Ltd.                                               2,765          1,077,158
                                                                                   ------------

------------------------------------------------------------------------------------------------------------------------------------

                                         AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                         Variable Products   Variable Products   Variable Products   Variable Products
                                            Series Fund         Series Fund         Series Fund         Series Fund
                                           International       International       International       International
                                              Growth              Growth          Research Growth     Research Growth
                                             Portfolio           Portfolio           Portfolio           Portfolio
Company                                       Shares          (U.S. $ Value)          Shares          (U.S. $ Value)     Adjustments
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
Esprit Holdings Ltd.                              -0-           $       -0-            31,369          $    398,558       $     -0-
Fast Retailing Co. Ltd.                         8,100               576,521               -0-                   -0-             -0-
Inditex, SA                                    12,479               734,503             7,345               432,320             -0-
Praktiker Bau- und
   Heimwerkermaerkte AG                         8,574               347,768               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------
                                                                  1,658,792                                 830,878             -0-
                                                                -----------                            ------------       ---------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Geox SpA                                          -0-                   -0-            10,919               201,108             -0-
                                                                -----------                            ------------       ---------
                                                                 16,819,365                               8,718,449             -0-
                                                                -----------                            ------------       ---------
INDUSTRIALS - 10.2%
AEROSPACE & DEFENSE - 0.7%
BAE Systems PLC                                96,244               776,640            76,137               614,387             -0-
                                                                -----------                            ------------       ---------

AIRLINES - 0.4%
easyJet PLC (a)                                71,197               745,657               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------

BUILDING PRODUCTS - 1.5%
Asahi Glass Co. Ltd.                           48,000               647,204            22,000               296,635             -0-
Cie de Saint-Gobain                            16,134             1,807,373             3,873               433,864             -0-
                                                                -----------                            ------------       ---------
                                                                  2,454,577                                 730,499             -0-
                                                                -----------                            ------------       ---------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Capita Group PLC                               93,365             1,355,365               -0-                   -0-             -0-
Michael Page International PLC                    -0-                   -0-            49,605               521,148             -0-
                                                                -----------                            ------------       ---------
                                                                  1,355,365                                 521,148             -0-
                                                                -----------                            ------------       ---------
CONSTRUCTION & ENGINEERING- 1.1%
Vinci, SA                                      20,692             1,544,391            11,580               864,297             -0-
                                                                -----------                            ------------       ---------

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd.                                          -0-                   -0-            14,588               328,927             -0-
Fuji Electric Holdings Co. Ltd.               109,000               552,883            31,000               157,242             -0-
                                                                -----------                            ------------       ---------
                                                                    552,883                                 486,169             -0-
                                                                -----------                            ------------       ---------
INDUSTRIAL CONGLOMERATES - 0.3%
Barloworld Ltd.                                26,031               723,306               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------

MACHINERY - 2.4%
Atlas Copco AB                                 96,822             1,612,693            68,634             1,143,186             -0-
Hitachi Construction Machinery Co. Ltd.        22,100               767,885               -0-                   -0-             -0-
Komatsu Ltd.                                      -0-                   -0-            26,300               762,255             -0-
NGK Insulators Ltd.                               -0-                   -0-             9,000               221,032             -0-
NSK Ltd.                                          -0-                   -0-            23,000               237,783             -0-
Tata Motors Ltd.                               17,660               290,857               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------
                                                                  2,671,435                               2,364,256             -0-
                                                                -----------                            ------------       ---------
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Mitsubishi Corp.                                  -0-                   -0-            35,500               930,172             -0-
Mitsui & Co. Ltd.                              67,000             1,337,119            53,000             1,057,722             -0-
Wolseley PLC                                   34,083               817,982               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------
                                                                  2,155,101                               1,987,894             -0-
                                                                -----------                            ------------       ---------
TRANSPORTATION INFRASTRUCTURE - 0.5%
Cia de Concessoes Rodoviarias                  24,400               453,215               -0-                   -0-             -0-
Fraport AG Frankfurt Airport Services
   Worldwide                                    8,738               622,170               -0-                   -0-             -0-
                                                                -----------                            ------------       ---------
                                                                  1,075,385                                     -0-             -0-
                                                                -----------                            ------------       ---------
                                                                 14,054,740                               7,568,650             -0-
                                                                -----------                            ------------       ---------
ENERGY - 10.0%
ENERGY EQUIPMENT & SERVICES- 1.8%
Schlumberger, Ltd.                                -0-                   -0-             5,700               484,158             -0-
Technip, SA                                    10,224               845,039               -0-                   -0-             -0-
Tenaris, SA (ADR)                                 -0-                   -0-            20,000               979,200             -0-
WorleyParsons Ltd.                                -0-                   -0-            48,556             1,396,718             -0-
                                                                -----------                            ------------       ---------
                                                                    845,039                               2,860,076             -0-
                                                                -----------                            ------------       ---------
OIL, GAS & CONSUMABLE FUELS - 8.2%
Addax Petroleum Corp.                             -0-                   -0-             6,892               257,758             -0-
China Shenhua Energy Co. Ltd.-Class H             -0-                   -0-           338,500             1,181,150             -0-
Gazprom OAO (ADR)                              33,207             1,391,373            31,871             1,335,395             -0-
LUKOIL (ADR)                                      -0-                   -0-            12,420               952,614             -0-
MOL Hungarian Oil and Gas NyRt                  4,281               645,049               -0-                   -0-             -0-
Oil Search Ltd.                                   -0-                   -0-           259,601               921,838             -0-
Origin Energy Ltd.                                -0-                   -0-            60,675               510,194             -0-
Petro-Canada                                   21,605             1,150,982               -0-                   -0-             -0-
Petroleo Brasileiro, SA (NY) (ADR)             17,300             1,845,564            11,580             1,235,354             -0-
Royal Dutch Shell PLC-Class A                  33,979             1,383,317               -0-                   -0-             -0-
Total, SA                                      38,281             3,103,756            19,737             1,600,241             -0-
                                                                -----------                            ------------       ---------
                                                                  9,520,041                               7,994,544             -0-
                                                                -----------                            ------------       ---------
                                                                 10,365,080                              10,854,620             -0-
                                                                -----------                            ------------       ---------
HEALTH CARE - 8.0%
BIOTECHNOLOGY - 1.1%
CSL Ltd./Australia                             26,969             2,007,506             4,136               307,874             -0-
                                                                -----------                            ------------       ---------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Essilor International, SA                      14,670             1,747,282             7,495               892,698             -0-
Nobel Biocare Holding AG                        2,625               856,882             1,108               361,686             -0-
                                                                -----------                            ------------       ---------
                                                                  2,604,164                               1,254,384             -0-
                                                                -----------                            ------------       ---------
PHARMACEUTICALS - 5.1%
Daiichi Sankyo Co. Ltd.                           -0-                   -0-            10,200               270,633             -0-
Merck KGaA                                     12,266             1,678,232             2,702               369,687             -0-
Novartis AG                                    35,212             1,976,822            19,671             1,104,341             -0-
Roche Holding AG                                8,794             1,558,179             6,473             1,146,929             -0-
Shionogi & Co. Ltd.                            72,000             1,173,612               -0-                   -0-             -0-
Teva Pharmaceutical Industries,
   Ltd. (ADR)                                  28,800             1,188,000             9,100               375,375             -0-
                                                                -----------                            ------------       ---------
                                                                  7,574,845                               3,266,965             -0-
                                                                -----------                            ------------       ---------
                                                                 12,186,515                               4,829,223             -0-
                                                                -----------                            ------------       ---------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Pro Forma           Pro Forma
                                                             AllianceBernstein   AllianceBernstein
                                                             Variable Products   Variable Products
                                                                Series Fund        Series Fund
                                                               International       International
                                                                  Growth              Growth
                                                                 Portfolio           Portfolio
Company                                                           Shares          (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
Esprit Holdings Ltd.                                               31,369          $    398,558
Fast Retailing Co. Ltd.                                             8,100               576,521
Inditex, SA                                                        19,824             1,166,823
Praktiker Bau- und
   Heimwerkermaerkte AG                                             8,574               347,768
                                                                                   ------------
                                                                                      2,489,670
                                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Geox SpA                                                           10,919               201,108
                                                                                   ------------
                                                                                     25,537,814
                                                                                   ------------
INDUSTRIALS - 10.2%
AEROSPACE & DEFENSE - 0.7%
BAE Systems PLC                                                   172,381             1,391,027
                                                                                   ------------

AIRLINES - 0.4%
easyJet PLC (a)                                                    71,197               745,657
                                                                                   ------------

BUILDING PRODUCTS - 1.5%
Asahi Glass Co. Ltd.                                               70,000               943,839
Cie de Saint-Gobain                                                20,007             2,241,237
                                                                                   ------------
                                                                                      3,185,076
                                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Capita Group PLC                                                   93,365             1,355,365
Michael Page International PLC                                     49,605               521,148
                                                                                   ------------
                                                                                      1,876,513
                                                                                   ------------
CONSTRUCTION & ENGINEERING- 1.1%
Vinci, SA                                                          32,272             2,408,688
                                                                                   ------------

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd.                                                           14,588               328,927
Fuji Electric Holdings Co. Ltd.                                   140,000               710,125
                                                                                   ------------
                                                                                      1,039,052
                                                                                   ------------
INDUSTRIAL CONGLOMERATES - 0.3%
Barloworld Ltd.                                                    26,031               723,306
                                                                                   ------------

MACHINERY - 2.4%
Atlas Copco AB                                                    165,456             2,755,879
Hitachi Construction Machinery Co. Ltd.                            22,100               767,885
Komatsu Ltd.                                                       26,300               762,255
NGK Insulators Ltd.                                                 9,000               221,032
NSK Ltd.                                                           23,000               237,783
Tata Motors Ltd.                                                   17,660               290,857
                                                                                   ------------
                                                                                      5,035,691
                                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Mitsubishi Corp.                                                   35,500               930,172
Mitsui & Co. Ltd.                                                 120,000             2,394,841
Wolseley PLC                                                       34,083               817,982
                                                                                   ------------
                                                                                      4,142,995
                                                                                   ------------
TRANSPORTATION INFRASTRUCTURE - 0.5%
Cia de Concessoes Rodoviarias                                      24,400               453,215
Fraport AG Frankfurt Airport Services
   Worldwide                                                        8,738               622,170
                                                                                   ------------
                                                                                      1,075,385
                                                                                   ------------
                                                                                     21,623,390
                                                                                   ------------
ENERGY - 10.0%
ENERGY EQUIPMENT & SERVICES- 1.8%
Schlumberger, Ltd.                                                  5,700               484,158
Technip, SA                                                        10,224               845,039
Tenaris, SA (ADR)                                                  20,000               979,200
WorleyParsons Ltd.                                                 48,556             1,396,718
                                                                                   ------------
                                                                                      3,705,115
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS - 8.2%
Addax Petroleum Corp.                                               6,892               257,758
China Shenhua Energy Co. Ltd.-Class H                             338,500             1,181,150
Gazprom OAO (ADR)                                                  65,078             2,726,768
LUKOIL (ADR)                                                       12,420               952,614
MOL Hungarian Oil and Gas NyRt                                      4,281               645,049
Oil Search Ltd.                                                   259,601               921,838
Origin Energy Ltd.                                                 60,675               510,194
Petro-Canada                                                       21,605             1,150,982
Petroleo Brasileiro, SA (NY) (ADR)                                 28,880             3,080,918
Royal Dutch Shell PLC-Class A                                      33,979             1,383,317
Total, SA                                                          58,018             4,703,997
                                                                                   ------------
                                                                                     17,514,585
                                                                                   ------------
                                                                                     21,219,700
                                                                                   ------------
HEALTH CARE - 8.0%
BIOTECHNOLOGY - 1.1%
CSL Ltd./Australia                                                 31,105             2,315,380
                                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Essilor International, SA                                          22,165             2,639,980
Nobel Biocare Holding AG                                            3,733             1,218,568
                                                                                   ------------
                                                                                      3,858,548
                                                                                   ------------
PHARMACEUTICALS - 5.1%
Daiichi Sankyo Co. Ltd.                                            10,200               270,633
Merck KGaA                                                         14,968             2,047,919
Novartis AG                                                        54,883             3,081,163
Roche Holding AG                                                   15,267             2,705,108
Shionogi & Co. Ltd.                                                72,000             1,173,612
Teva Pharmaceutical Industries,
   Ltd. (ADR)                                                      37,900             1,563,375
                                                                                   ------------
                                                                                     10,841,810
                                                                                   ------------
                                                                                     17,015,738
                                                                                   ------------

------------------------------------------------------------------------------------------------------------------------------------

                                         AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                         Variable Products   Variable Products   Variable Products   Variable Products
                                            Series Fund         Series Fund         Series Fund         Series Fund
                                          International        International       International       International
                                              Growth              Growth          Research Growth     Research Growth
                                             Portfolio           Portfolio           Portfolio           Portfolio
Company                                       Shares          (U.S. $ Value)          Shares          (U.S. $ Value)     Adjustments
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.5%
BEVERAGES - 1.7%
Fomento Economico Mexicano SAB
   de CV (ADR)                                  12,500          $   491,500            14,668           $   576,746       $     -0-
Pernod-Ricard, SA                                7,272            1,605,566             3,904               861,954             -0-
                                                                -----------                             -----------       ---------
                                                                  2,097,066                               1,438,700             -0-
                                                                -----------                             -----------       ---------

FOOD PRODUCTS - 1.9%
Nestle, SA                                       6,950            2,640,816             3,684             1,399,823             -0-
                                                                -----------                             -----------       ---------

PERSONAL PRODUCTS - 1.3%
L'Oreal, SA                                     16,613            1,963,668             7,431               878,349             -0-
                                                                -----------                             -----------       ----------

TOBACCO - 2.6%
Altadis, SA                                     14,290              944,417             5,489               362,764             -0-
British American Tobacco PLC                    38,162            1,301,533            26,126               891,040             -0-
Japan Tobacco, Inc.                                380            1,873,114                52               256,321             -0-
                                                                -----------                             -----------       ---------
                                                                  4,119,064                               1,510,125             -0-
                                                                -----------                             -----------       ---------
                                                                 10,820,614                               5,226,997             -0-
                                                                -----------                             -----------       ---------

TELECOMMUNICATION SERVICES - 7.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
Iliad, SA                                          -0-                  -0-             3,560               358,591             -0-
Neuf Cegetel (a)                                   -0-                  -0-             9,442               369,426             -0-
Telefonica, SA                                  68,343            1,520,910            44,487               990,017             -0-
Telekom Austria AG                              34,697              864,053            19,736               491,482             -0-
Telekomunikasi Indonesia Tbk PT              1,120,500            1,215,506               -0-                   -0-             -0-
                                                                -----------                             -----------       ---------
                                                                  3,600,469                               2,209,516             -0-
                                                                -----------                             -----------       ---------

WIRELESS TELECOMMUNICATION SERVICES - 4.7%
America Movil SAB de CV
   Series L (ADR)                               32,600            2,018,918             9,100               563,563             -0-
Bharti Airtel Ltd. (a)                          94,349            1,939,289            11,968               245,996             -0-
China Mobile Ltd.                                  -0-                  -0-            14,271               153,542             -0-
MTN Group Ltd.                                  78,486            1,066,852               -0-                   -0-             -0-
NTT DoCoMo, Inc.                                   404              638,966               -0-                   -0-             -0-
Orascom Telecom Holding
   SAE (GDR) (b)                                10,604              688,200             4,547               295,100             -0-
Turkcell Iletisim Hizmet AS                        -0-                    3               -0-                   -0-             -0-
Vimpel-Communications (ADR)                     10,000            1,053,600             2,895               305,017             -0-
Vodafone Group PLC                                 -0-                  -0-           315,465             1,057,064             -0-
                                                                -----------                             -----------       ---------
                                                                  7,405,828                               2,620,282             -0-
                                                                -----------                             -----------       ---------
                                                                 11,006,297                               4,829,798             -0-
                                                                -----------                             -----------       ---------
MATERIALS - 6.4%
CHEMICALS - 0.8%
Bayer AG                                           -0-                  -0-             8,099               610,067             -0-
Incitec Pivot Ltd.                                 -0-                  -0-             4,852               327,849             -0-
Nitto Denko Corp.                                9,700              488,914             5,800               292,340             -0-
                                                                -----------                             -----------       ---------
                                                                    488,914                               1,230,256             -0-
                                                                -----------                             -----------       ---------
METALS & MINING - 5.6%
Cia Vale do Rio Doce (ADR)                      29,500            1,314,225            46,800             1,764,360             -0-
Cia Vale do Rio Doce
   (Sponsored) (ADR)                            23,600              889,720               -0-                   -0-             -0-
Minara Resources Ltd.                              -0-                  -0-            80,921               496,297             -0-
Rio Tinto PLC                                   17,840            1,364,828            26,826             2,052,291             -0-
Usinas Siderurgicas de Minas Gerais, SA          9,300              612,768               -0-                   -0-             -0-
Xstrata PLC                                     27,162            1,617,035            28,852             1,717,646             -0-
                                                                -----------                             -----------       ---------
                                                                  5,798,576                               6,030,594             -0-
                                                                -----------                             -----------       ---------
                                                                  6,287,490                               7,260,850             -0-
                                                                -----------                             -----------       ---------
INFORMATION TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT- 1.7%
Delta Networks, Inc. (a)                           -0-                  -0-            25,000                14,388             -0-
Nokia OYJ                                       68,283            1,917,748            56,935             1,599,035             -0-
                                                                -----------                             -----------       ---------
                                                                  1,917,748                               1,613,423             -0-
                                                                -----------                             -----------       ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
AU Optronics Corp.                                 -0-                  -0-           126,000               215,243             -0-
AU Optronics Corp. (ADR)                        28,000              481,600               -0-                   -0-             -0-
Hoya Corp.                                      16,400              544,039             9,900               328,414             -0-
Integra Group Holdings (GDR) (a)                32,515              591,773               -0-                   -0-             -0-
                                                                -----------                             -----------       ---------
                                                                  1,617,412                                 543,657             -0-
                                                                -----------                             -----------       ---------
IT SERVICES - 1.4%
Cap Gemini, SA                                     -0-                  -0-             3,711               271,307             -0-
Indra Sistemas, SA                              20,102              501,269               -0-                   -0-             -0-
Infosys Technologies Ltd. (ADR)                    -0-                  -0-            12,300               619,674             -0-
LogicaCMG PLC                                  266,999              809,117               -0-                   -0-             -0-
Otsuka Corp.                                       -0-                  -0-             2,600               246,583             -0-
Tata Consultancy Services Ltd.                  20,335              575,229               -0-                   -0-             -0-
                                                                -----------                             -----------       ---------
                                                                  1,885,615                               1,137,564             -0-
                                                                -----------                             -----------       ---------
OFFICE ELECTRONICS- 1.4%
Canon, Inc.                                     28,100            1,647,869            22,100             1,296,011             -0-
                                                                -----------                             -----------       ---------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Pro Forma           Pro Forma
                                                             AllianceBernstein   AllianceBernstein
                                                             Variable Products   Variable Products
                                                                Series Fund        Series Fund
                                                               International       International
                                                                  Growth              Growth
                                                                 Portfolio           Portfolio
Company                                                           Shares          (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.5%
BEVERAGES - 1.7%
Fomento Economico Mexicano SAB
   de CV (ADR)                                                      27,168          $ 1,068,246
Pernod-Ricard, SA                                                   11,176            2,467,520
                                                                                    -----------
                                                                                      3,535,766
                                                                                    -----------

FOOD PRODUCTS - 1.9%
Nestle, SA                                                          10,634            4,040,639
                                                                                    -----------

PERSONAL PRODUCTS - 1.3%
L'Oreal, SA                                                         24,044            2,842,017
                                                                                    -----------

TOBACCO - 2.6%
Altadis, SA                                                         19,779            1,307,181
British American Tobacco PLC                                        64,288            2,192,573
Japan Tobacco, Inc.                                                    432            2,129,435
                                                                                    -----------
                                                                                      5,629,189
                                                                                    -----------
                                                                                     16,047,611
                                                                                    -----------

TELECOMMUNICATION SERVICES - 7.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
Iliad, SA                                                            3,560              358,591
Neuf Cegetel (a)                                                     9,442              369,426
Telefonica, SA                                                     112,830            2,510,927
Telekom Austria AG                                                  54,433            1,355,535
Telekomunikasi Indonesia Tbk PT                                  1,120,500            1,215,506
                                                                                    -----------
                                                                                      5,809,985
                                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES - 4.7%
America Movil SAB de CV
   Series L (ADR)                                                   41,700            2,582,481
Bharti Airtel Ltd. (a)                                             106,317            2,185,285
China Mobile Ltd.                                                   14,271              153,542
MTN Group Ltd.                                                      78,486            1,066,852
NTT DoCoMo, Inc.                                                       404              638,966
Orascom Telecom Holding
   SAE (GDR) (b)                                                    15,151              983,300
Turkcell Iletisim Hizmet AS                                            -0-                    3
Vimpel-Communications (ADR)                                         12,895            1,358,617
Vodafone Group PLC                                                 315,465            1,057,064
                                                                                    -----------
                                                                                     10,026,110
                                                                                    -----------
                                                                                     15,836,095
                                                                                    -----------
MATERIALS - 6.4%
CHEMICALS - 0.8%
Bayer AG                                                             8,099              610,067
Incitec Pivot Ltd.                                                   4,852              327,849
Nitto Denko Corp.                                                   15,500              781,254
                                                                                    -----------
                                                                                      1,719,170
                                                                                    -----------
METALS & MINING - 5.6%
Cia Vale do Rio Doce (ADR)                                          76,300            3,078,585
Cia Vale do Rio Doce
   (Sponsored) (ADR)                                                23,600              889,720
Minara Resources Ltd.                                               80,921              496,297
Rio Tinto PLC                                                       44,666            3,417,119
Usinas Siderurgicas de Minas Gerais, SA                              9,300              612,768
Xstrata PLC                                                         56,014            3,334,681
                                                                                    -----------
                                                                                     11,829,170
                                                                                    -----------
                                                                                     13,548,340
                                                                                    -----------
INFORMATION TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT- 1.7%
Delta Networks, Inc. (a)                                            25,000               14,388
Nokia OYJ                                                          125,218            3,516,783
                                                                                    -----------
                                                                                      3,531,171
                                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
AU Optronics Corp.                                                 126,000              215,243
AU Optronics Corp. (ADR)                                            28,000              481,600
Hoya Corp.                                                          26,300              872,453
Integra Group Holdings (GDR) (a)                                    32,515              591,773
                                                                                    -----------
                                                                                      2,161,069
                                                                                    -----------
IT SERVICES - 1.4%
Cap Gemini, SA                                                       3,711              271,307
Indra Sistemas, SA                                                  20,102              501,269
Infosys Technologies Ltd. (ADR)                                     12,300              619,674
LogicaCMG PLC                                                      266,999              809,117
Otsuka Corp.                                                         2,600              246,583
Tata Consultancy Services Ltd.                                      20,335              575,229
                                                                                    -----------
                                                                                      3,023,179
                                                                                    -----------
OFFICE ELECTRONICS- 1.4%
Canon, Inc.                                                         50,200            2,943,880
                                                                                    -----------

------------------------------------------------------------------------------------------------------------------------------------

                                         AllianceBernstein                       AllianceBernstein
                                         Variable Products   AllianceBernstein   Variable Products   AllianceBernstein
                                            Series Fund      Variable Products      Series Fund      Variable Products
                                          International         Series Fund        International        Series Fund
                                         Growth Portfolio      International      Research Growth      International
                                             Shares or            Growth         Portfolio Shares     Research Growth
                                         Principal Amount        Portfolio         or Principal          Portfolio
Company                                        (000)          (U.S. $ Value)       Amount (000)       (U.S. $ Value)     Adjustments
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 0.6%
ASML Holding NV (a)                               -0-          $        -0-             9,132           $   250,905       $     -0-
Chartered Semiconductor
   Manufacturing, Ltd. (a)                        -0-                   -0-           450,000               395,781             -0-
Novatek Microelectronics Corp. Ltd.            62,000               323,932            57,000               297,809             -0-
                                                               ------------                             -----------       ---------
                                                                    323,932                                 944,495             -0-
                                                               ------------                             -----------       ---------
                                                                  7,392,576                               5,535,150             -0-
                                                               ------------                             -----------       ---------
UTILITIES - 2.7%
ELECTRIC UTILITIES - 1.5%
CEZ                                            16,820               864,927               -0-                   -0-             -0-
Cia Energetica de Minas Gerais (ADR)           19,200               405,120            33,126               698,958             -0-
Fortum Oyj                                     37,378             1,167,969               -0-                   -0-             -0-
                                                               ------------                             -----------       ---------
                                                                  2,438,016                                 698,958             -0-
                                                               ------------                             -----------       ---------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS - 0.7%
International Power PLC                       122,433             1,052,396               -0-                   -0-             -0-
NTPC Ltd.                                         -0-                   -0-           138,000               518,030             -0-
                                                               ------------                             -----------       ---------
                                                                  1,052,396                                 518,030             -0-
                                                               ------------                             -----------       ---------

MULTI-UTILITIES - 0.5%
National Grid PLC                              68,517             1,010,989               -0-                   -0-             -0-
                                                               ------------                             -----------       ---------
                                                                  4,501,401                               1,216,988             -0-
                                                               ------------                             -----------       ---------

Total Common Stocks
   (cost $154,509,868)
                                                                128,118,750                              80,165,072             -0-
                                                               ------------                             -----------       ---------

SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSIT- 1.3%
The Bank of New York
   4.25%, 7/02/07
   (cost $2,761,000)                         $  2,326             2,326,000           $   435               435,000             -0-
                                                               ------------                             -----------       ---------

TOTAL INVESTMENTS - 99.2%
   (cost $157,270,868)                                          130,444,750                              80,600,072             -0-
Other assets less liabilities - 0.8%                                531,156                               1,175,695             -0-
                                                               ------------                             -----------       ---------
NET ASSETS - 100.0%                                            $130,975,906                             $81,775,767       $     -0-
                                                               ============                             ===========       =========
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Pro Forma
                                                             AllianceBernstein       Pro Forma
                                                             Variable Products   AllianceBernstein
                                                                Series Fund      Variable Products
                                                              International         Series Fund
                                                             Growth Portfolio      International
                                                                 Shares or            Growth
                                                             Principal Amount        Portfolio
Company                                                            (000)          (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 0.6%
ASML Holding NV (a)                                                 9,132          $    250,905
Chartered Semiconductor
   Manufacturing, Ltd. (a)                                        450,000               395,781
Novatek Microelectronics Corp. Ltd.                               119,000               621,741
                                                                                   ------------
                                                                                      1,268,427
                                                                                   ------------
                                                                                     12,927,726
                                                                                   ------------
UTILITIES - 2.7%
ELECTRIC UTILITIES - 1.5%
CEZ                                                                16,820               864,927
Cia Energetica de Minas Gerais (ADR)                               52,326             1,104,078
Fortum Oyj                                                         37,378             1,167,969
                                                                                   ------------
                                                                                      3,136,974
                                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS - 0.7%
International Power PLC                                           122,433             1,052,396
NTPC Ltd.                                                         138,000               518,030
                                                                                   ------------
                                                                                      1,570,426
                                                                                   ------------

MULTI-UTILITIES - 0.5%
National Grid PLC                                                  68,517             1,010,989
                                                                                   ------------
                                                                                      5,718,389
                                                                                   ------------

Total Common Stocks
   (cost $154,509,868)
                                                                                    208,283,822
                                                                                   ------------

SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSIT- 1.3%
The Bank of New York
   4.25%, 7/02/07
   (cost $2,761,000)                                              $ 2,761             2,761,000
                                                                                   ------------

TOTAL INVESTMENTS - 99.2%
   (cost $157,270,868)                                                              211,044,822
Other assets less liabilities - 0.8%                                                  1,706,851
                                                                                   ------------
NET ASSETS - 100.0%                                                                $212,751,673
                                                                                   ============

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $1,098,590 or 0.5% of net assets.

Glossary:
ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt

See notes to pro forma AllianceBernstein Variable Products Series Fund - International Growth Portfolio financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND - INTERNATIONAL GROWTH  PORTFOLIO

                                                    AllianceBernstein Variable Products Series Fund - International Growth Portfolio
June 30, 2007 (unaudited)                  AllianceBernstein Variable Products Series Fund - International Research Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Pro Forma
                                                             AllianceBernstein   AllianceBernstein                 AllianceBernstein
                                                             Variable Products   Variable Products                 Variable Products
                                                                Series Fund         Series Fund                       Series Fund
                                                               International       International                     International
                                                                  Growth             Research                           Growth
                                                                 Portfolio        Growth Portfolio   Adjustments       Portfolio
                                                             ------------------  -----------------   ------------  -----------------
ASSETS
Investments in securities, at value
  (cost $157,270,868)                                          $130,444,750        $ 80,600,072      $       -0-     $211,044,822
Cash                                                                    386               6,063              -0-            6,449
Foreign cash, at value (cost $1,808,787)                            447,045           1,372,233              -0-        1,819,278
Dividends and interest receivable                                   269,000             267,864              -0-          536,864
Receivable for capital stock sold                                   172,175              23,079              -0-          195,254
Receivable for investment securities
  sold and foreign currency contracts                                   -0-           2,783,416              -0-        2,783,416
                                                               ------------        ------------      -----------     ------------
Total assets                                                    131,333,356          85,052,727              -0-      216,386,083
                                                               ------------        ------------      -----------     ------------

LIABILITIES
Payable for capital stock redeemed                                   88,206             119,029              -0-          207,235
Advisory fee payable                                                 82,887              52,147              -0-          135,034
Custodian fee payable                                                66,673              34,115              -0-          100,788
Payable for investment securities purchased
  and foreign currency contracts                                     44,881           2,970,883              -0-        3,015,764
Printing fee payable                                                 19,857              12,192              -0-           32,049
Administrative fee payable                                           19,261              19,185              -0-           38,446
Foreign capital gain tax payable                                     10,043              42,269              -0-           52,312
Distribution fee payable                                              8,306               2,585              -0-           10,891
Transfer Agent fee payable                                               59                  59              -0-              118
Accrued expenses                                                     17,277              24,496              -0-           41,773
                                                               ------------        ------------      -----------     ------------
Total liabilities                                                   357,450           3,276,960              -0-        3,634,410
                                                               ------------        ------------      -----------     ------------
NET ASSETS                                                     $130,975,906        $ 81,775,767      $       -0-     $212,751,673
                                                               ============        ============      ===========     ============

Composition of Net Assets
  Capital stock, at par                                        $      4,416        $      3,522      $       -0-     $      7,938
  Additional paid-in capital                                     87,206,403          51,615,730              -0-      138,822,133
  Undistributed net investment income                               913,197             501,580              -0-        1,414,777
  Accumulated net realized gain on investment and
    foreign currency transactions                                10,093,577           8,657,392              -0-       18,750,969
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                  32,758,313          20,997,543              -0-       53,755,856
                                                               ------------        ------------                      ------------
                                                               $130,975,906        $ 81,775,767      $       -0-     $212,751,673

CLASS A SHARES
Net Assets                                                     $ 91,592,069        $ 69,604,588         (158,871)*   $161,196,657
Shares of capital stock outstanding                               3,082,629           2,993,745         (650,946)**     5,425,428
                                                               ------------        ------------      -----------     ------------
Net asset value per share                                      $      29.71        $      23.25                      $      29.71
                                                               ------------        ------------                      ------------

CLASS B SHARES
Net Assets                                                     $ 39,383,837        $ 12,171,179          (51,129)*   $ 51,555,016
Shares of capital stock outstanding                               1,332,976             528,316         (116,390)**     1,744,902
                                                               ------------        ------------      -----------     ------------
Net asset value per share                                      $      29.55        $      23.04                      $     29.55
                                                               ------------        ------------                      ------------

See Notes to pro forma AllianceBernstein Variable Products Series Fund-International Growth Portfolio financial statements.
*    Includes adjustments for estimated proxy costs.

**   The pro forma net asset value per share for the combined Portfolio assumes the issuance of International Growth shares to International Research Growth shareholders in connection with the Acquisition. The number of International Growth shares assumed to be issued is equal to the net asset value of International Research Growth divided by the net asset value per share of International Growth as of June 30, 2007.


STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND - INTERNATIONAL GROWTH  PORTFOLIO

Twelve Months Ended                                 AllianceBernstein Variable Products Series Fund - International Growth Portfolio
June 30, 2007 (unaudited)                  AllianceBernstein Variable Products Series Fund - International Research Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Pro Forma
                                                    AllianceBernstein      AllianceBernstein                      AllianceBernstein
                                                    Variable Products      Variable Products                      Variable Products
                                                       Series Fund           Series Fund                             Series Fund
                                                 International Growth   International Research                  International Growth
                                                        Portfolio          Growth Portfolio       Adjustments         Portfolio
                                                 --------------------   ---------------------     ------------  -------------------
INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $451,834)                             $  2,399,672           $   1,543,520         $       -0-       $  3,943,192
Interest                                                 113,861                  52,737                 -0-            166,598
                                                    -------------         ---------------        ------------      -------------
                                                       2,513,533               1,596,257                 -0-          4,109,790
                                                    -------------         ---------------        ------------      -------------
EXPENSES
Advisory fee                                             864,345                 584,959              86,899          1,536,203 (a)
Distribution fee - Class B                                87,364                  29,020               9,170            125,554 (b)
Transfer agency                                            4,403                   3,985              (3,691)             4,697 (c)
Custodian                                                286,877                 227,283            (111,482)           402,678 (c)
Administrative                                            93,081                  93,006             (99,337)            86,750 (c)
Printing                                                  50,002                  23,303             (28,305)            45,000 (c)
Audit & legal                                             43,814                  44,170             (34,984)            53,000 (c)
Directors' fees                                            1,988                   1,703              (1,299)             2,392 (c)
Miscellaneous                                             10,199                   4,761              (7,960)             7,000 (c)
                                                    -------------         ---------------        ------------      -------------
Total expenses                                         1,442,073               1,012,190            (190,989)         2,263,274
                                                    -------------         ---------------        ------------      -------------
Net investment income                                  1,071,460                 584,067             190,989          1,846,516
                                                    -------------         ---------------        ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions                               15,570,188              14,729,887                 -0-         30,300,075
Foreign currency transactions                            (38,412)                (24,257)                -0-            (62,669)
Net change in unrealized
appreciation/depreciation of:
Investments                                           13,208,049               5,268,517                 -0-         18,476,566 (d)
Foreign currency denominated assets
  and liabilities                                         32,021                   2,377                 -0-             34,398
                                                    -------------         ---------------        ------------      -------------
Net gain on investment and foreign
currency transactions                                 28,771,846              19,976,524                 -0-         48,748,370
                                                    -------------         ---------------        ------------      -------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                          $ 29,843,306           $  20,560,591         $   190,989       $ 50,594,886
                                                    -------------         ---------------        ------------      -------------

----------------
(a)  Non-income producing security.
(b)  Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered liquid and may be resold in  transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2007, the aggregate market value of these securities amounted to $1,098,590 or 0.5% of net assets.

Glossary:
ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt

See notes to Pro Forma AllianceBernstein Variable Products Series Fund - International Growth Portfolio financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
INTERNATIONAL GROWTH PORTFOLIO
June 30, 2007 (unaudited)

NOTE A: General

The pro forma AllianceBernstein Variable Products Series Fund - International Growth Portfolio financial statements give effect to the Acquisition of the assets and liabilities of International Research Growth by International pursuant to the Plan of Acquisition and Liquidation. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein Variable Products Series Fund International Research Growth Portfolio for shares of International. After the proposed acquisition, the tax survivor would be AllianceBernstein Variable Products Series Fund - International Growth Portfolio.

AVP was incorporated under the laws in the state of Maryland on November 17, 1987. International's unaudited pro forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period July 1, 2006 - June 30, 2007. You should read them in conjunction with International's historical financial statements, which are included in International's Statement of Additional Information. International's pro forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Portfolio as a result of the Acquisition. Each Portfolio will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation, except that International Research Growth will bear its own costs associated with the disposition of any assets or liabilities not being transferred to International in connection with the Acquisition.

NOTE B: Significant Accounting Policies

International's pro forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of AVP's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, AVP may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before AVP values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, AVP may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on International's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of International to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. International may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as International is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. International amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by International are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in International represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions

International declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, International pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess $5 billion, of International's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, International paid $86,750 to the Adviser representing the cost of certain legal and accounting services provided to International by the Adviser for the twelve months ended June 30, 2007.

International compensates AllianceBernstein Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio.

NOTE D: Distribution Plan

International has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan International pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, at an annual rate of up to .50% of International's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of International's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock

The pro forma net asset value per share of the combined Portfolio assumes the issuance of International shares to International Research Growth shareholders in connection with the Acquisition. The number of shares assumed to be issued is equal to the net asset value of International Research Growth divided by the net asset value per share of International as of June 30, 2007. The pro forma number of shares outstanding, by class for the combined Portfolio consists of the following at June 30, 2007.

                       Shares of        Additional Shares     Total Shares
                     International       Assumed Issued        Outstanding
Class of Shares     Pre-Acquisition        with Merger      Post-Acquisition
--------------------------------------------------------------------------------
Class A                3,082,629            2,342,799           5,425,428
Class B                1,332,976             411,926            1,744,902